Equity Method Investment in Joint Ventures - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Equity Method Investment in Joint Ventures
Net loss	$ 1,550	$ 7,673
Company's share of net loss	984
Current assets	37,005		$ 33,305
Non-current assets	228,656		226,191
TOTAL ASSETS	265,661		259,496
Current liabilities	5,677		5,772
Non-current liabilities	25,044		25,667
TOTAL LIABILITIES	30,721		31,439
Carrying amount of investment in joint ventures	145,174		146,158
Total
Equity Method Investment in Joint Ventures
Net loss	1,790
Company's share of net loss	984
Current assets	21,952
Non-current assets	106,408
TOTAL ASSETS	128,360
Current liabilities	12,108
Non-current liabilities	11
TOTAL LIABILITIES	12,119
Net assets	116,241
Company's share of joint ventures	63,933
Adjustments to the Company's share of net assets	81,241
Carrying amount of investment in joint ventures	145,174
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	1,507
Company's share of net loss	829
Current assets	12,141
Non-current assets	63,992
TOTAL ASSETS	76,133
Current liabilities	8,853
Non-current liabilities	11
TOTAL LIABILITIES	8,864
Net assets	67,269
Company's share of joint ventures	36,998
Adjustments to the Company's share of net assets	56,437
Carrying amount of investment in joint ventures	93,435		94,264
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	283
Company's share of net loss	155
Current assets	9,811
Non-current assets	42,416
TOTAL ASSETS	52,227
Current liabilities	3,255
TOTAL LIABILITIES	3,255
Net assets	48,972
Company's share of joint ventures	26,935
Adjustments to the Company's share of net assets	24,804
Carrying amount of investment in joint ventures	$ 51,739		$ 51,894